Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		76 Months Ended	82 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	12,000	12,000	24,000	24,000	48,000	48,000	370,080	394,080
Professional fees	11,703	15,000	18,794	15,000	15,000	0	211,927	230,721
General and administrative	2,221	1,868	4,750	2,770	7,295	3,902	477,659	619,712
Total Operating Expenses	25,924	28,868	47,544	41,770	70,295	51,902	1,059,666	1,244,513
Loss from Operations	(25,924)	(28,868)	(47,544)	(41,770)	(70,295)	(51,902)	(1,059,666)	(1,244,513)
Other Income (Expense):
Forgiveness of debt	0	0	15,640	0	40,467	39,880	177,184	15,640
Foreign currency loss	0	0	(601)	0				(601)
Interest expense, net	(9,943)	(9,943)	(19,885)	(19,776)	(40,467)	(39,880)	(177,184)	(59,766)
Total Other Income (Expense)	(9,943)	(9,943)	(4,846)	(19,776)	(110,175)	(92,369)	(1,236,850)	(44,727)
Net Loss from Continuing Operations	(35,867)	(38,811)	(52,390)	(61,546)				(1,289,240)
Net Loss on Sale of Subsidiary	0	0					(2,254,851)	(1,018,001)
Loss Before Discontinued Operations	(35,867)	(38,811)	(52,390)	(61,546)	(110,175)	(92,369)	(3,055,354)	(2,307,241)
Discontinued Operations	0	0			0	0	(5,310,205)
Net Loss	$ (35,867)	$ (38,811)	$ (52,390)	$ (61,546)	$ (110,175)	$ (92,369)		$ (5,362,595)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0		$ (0.02)	$ (0.10)
Weighted Average Number of Shares Outstanding	75,919,000	919,000	45,259,000	919,000	7,045,000	896,000